Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary Compensation Table Total for First PEO ($) (b)(1)	Compensation Actually Paid to First PEO ($) (c)(2)	Summary Compensation Table Total for Second PEO ($) (d)(1)	Compensation Actually Paid to Second PEO ($) (e)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (f)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (g)(2)	Total Shareholder Return (TSR) ($) (h)	Net Income / Loss ($) (i)(3)
2025	4,996,820	5,885,381	1,362,152	503,211	1,187,263	3,144,237	203.42	(116,953,000)
2024	0	0	579,087	(6,008,951)	566,034	(1,936,899)	101.71	(84,599,000)
2023	0	0	1,060,001	11,764,262	669,455	4,744,960	229.91	(145,433,000)

(1)    Amounts shown in column (b) reflect total compensation reported for our current President and Chief Executive Officer, Mr. Allexandre, for the year during which he was employed by the Company as reflected in the Summary Compensation Table for the Year Ended December 31, 2025, and amounts shown in column (d) reflect total compensation reported for our former President and Chief Executive Officer, Mr. Sheridan, for each year in the Summary Compensation Table for the Year Ended December 31, 2025. Amounts shown in column (f) reflect the average amount of total compensation reported for our non-CEO NEOs in the corresponding year, as reflected in the applicable row of Summary Compensation Table for the Year Ended December 31, 2025. For all years, we have provided “scaled disclosure” of our executive compensation in compliance with SEC rules applicable to smaller reporting companies. For 2025, the non-CEO NEOs were Todd Glickman and Daniel M. Kinzer. For 2024, the non-CEO NEOs were Mr. Glickman and Mr. Kinzer; refer to the summary compensation table on page 17 of the definitive proxy statement on Schedule 14A for our 2024 annual stockholders’ meeting, filed with the SEC on May 29, 2025. For 2023, the non-CEO NEOs were Mr. Kinzer and Ranbir Singh; refer to the summary compensation table on page 17 of the definitive proxy statement on Schedule 14A for our 2023 annual stockholders’ meeting, filed with the SEC on April 26, 2024.

(2)   Amounts shown in columns (c), (e), and (g) represent “compensation actually paid” or “CAP” to our each of our CEOs, as applicable, and the average CAP to our non-CEO NEOs for the corresponding year. The calculation of CAP according to SEC rules, and reconciliations to total amounts reported in the applicable summary compensation table, are shown in the table below. CAP does not necessarily represent cash or equity value transferred to an NEO without restriction, but rather is a value calculated according to SEC rules by adding or subtracting the accounting values shown below. We do not have a defined benefit plan, so no adjustment for pension benefits is included. Similarly, no dividends or other earnings have been paid on stock or on equity awards, so no adjustments are included for those items. Fair values were computed in accordance with Financial Accounting Standards Board ASC Topic 718, Stock Compensation, as of the dates indicated below.

	2025			2024		2023
(amounts in ($))	First CEO	Second CEO	Other NEOs (Average)	CEO	Other NEOs (Average)	CEO	Other NEOs (Average)
NEOs included in average	Allexandre	Sheridan	Glickman, Kinzer	Sheridan	Kinzer, Glickman	Sheridan	Kinzer, Singh
Total reported in summary compensation table	4,996,820	1,362,152	1,187,263	579,087	566,034	1,060,001	669,455
(Subtract) grant date fair value of equity awards included in summary compensation table total	(4,823,438)	(170,535)	($799,477)	—	(162,999)	(504,970)	(251,197)
Add year-end fair value of equity awards granted in the reported year that were unvested at year-end	5,712,000	—	2,265,465	—	—	—	—
Add (subtract) change in fair value of prior-year awards that did not vest during the reported year, from the end of the prior year to the end of the reported year	—	—	102,880	(2,551,250)	(1,366,237)	6,417,470	3,329,369
Add (subtract) change in fair value of prior-year awards that vested during the reported year, from the end of the prior year to the vesting date	—	—	(5,059)	504,972	237,259	4,541,760	908,352
Add fair value of awards that were granted and vested in the reported year, as of the vesting date	—	120,844	797,789	(4,541,760)	(1,210,955)	250,001	88,981
(Subtract) fair value of awards granted in prior fiscal years that failed to meet vesting conditions in the reported year	—	(809,250)	(404,625)	—	—	—	—
Compensation actually paid (CAP)	5,885,381	503,211	3,144,237	(6,008,951)	(1,936,899)	11,764,262	4,744,960

(3) Net income in each year was significantly affected by non-operating gains and losses. Specifically, net income in 2025, 2024 and 2023 included a loss of $12.4 million, a gain of $36.6 million and a loss of $33.8 million, respectively, resulting from changes in the fair value of earnout liabilities. For more information, see our consolidated financial statements included in Item 8 of Part II of our 2025 Annual Report and our annual reports on Form 10-K for the years ended December 31, 2024 and 2023, filed with the SEC on March 19, 2025, as amended by Amendment No. 1 thereto, filed with the SEC on May 1, 2025, and March 6, 2024, as amended by Amendment No. 1 thereto, filed with the SEC on July 23, 2024, respectively.

Named Executive Officers, Footnote

(1)    Amounts shown in column (b) reflect total compensation reported for our current President and Chief Executive Officer, Mr. Allexandre, for the year during which he was employed by the Company as reflected in the Summary Compensation Table for the Year Ended December 31, 2025, and amounts shown in column (d) reflect total compensation reported for our former President and Chief Executive Officer, Mr. Sheridan, for each year in the Summary Compensation Table for the Year Ended December 31, 2025. Amounts shown in column (f) reflect the average amount of total compensation reported for our non-CEO NEOs in the corresponding year, as reflected in the applicable row of Summary Compensation Table for the Year Ended December 31, 2025. For all years, we have provided “scaled disclosure” of our executive compensation in compliance with SEC rules applicable to smaller reporting companies. For 2025, the non-CEO NEOs were Todd Glickman and Daniel M. Kinzer. For 2024, the non-CEO NEOs were Mr. Glickman and Mr. Kinzer; refer to the summary compensation table on page 17 of the definitive proxy statement on Schedule 14A for our 2024 annual stockholders’ meeting, filed with the SEC on May 29, 2025. For 2023, the non-CEO NEOs were Mr. Kinzer and Ranbir Singh; refer to the summary compensation table on page 17 of the definitive proxy statement on Schedule 14A for our 2023 annual stockholders’ meeting, filed with the SEC on April 26, 2024.

Adjustment To PEO Compensation, Footnote

(2)   Amounts shown in columns (c), (e), and (g) represent “compensation actually paid” or “CAP” to our each of our CEOs, as applicable, and the average CAP to our non-CEO NEOs for the corresponding year. The calculation of CAP according to SEC rules, and reconciliations to total amounts reported in the applicable summary compensation table, are shown in the table below. CAP does not necessarily represent cash or equity value transferred to an NEO without restriction, but rather is a value calculated according to SEC rules by adding or subtracting the accounting values shown below. We do not have a defined benefit plan, so no adjustment for pension benefits is included. Similarly, no dividends or other earnings have been paid on stock or on equity awards, so no adjustments are included for those items. Fair values were computed in accordance with Financial Accounting Standards Board ASC Topic 718, Stock Compensation, as of the dates indicated below.

	2025			2024		2023
(amounts in ($))	First CEO	Second CEO	Other NEOs (Average)	CEO	Other NEOs (Average)	CEO	Other NEOs (Average)
NEOs included in average	Allexandre	Sheridan	Glickman, Kinzer	Sheridan	Kinzer, Glickman	Sheridan	Kinzer, Singh
Total reported in summary compensation table	4,996,820	1,362,152	1,187,263	579,087	566,034	1,060,001	669,455
(Subtract) grant date fair value of equity awards included in summary compensation table total	(4,823,438)	(170,535)	($799,477)	—	(162,999)	(504,970)	(251,197)
Add year-end fair value of equity awards granted in the reported year that were unvested at year-end	5,712,000	—	2,265,465	—	—	—	—
Add (subtract) change in fair value of prior-year awards that did not vest during the reported year, from the end of the prior year to the end of the reported year	—	—	102,880	(2,551,250)	(1,366,237)	6,417,470	3,329,369
Add (subtract) change in fair value of prior-year awards that vested during the reported year, from the end of the prior year to the vesting date	—	—	(5,059)	504,972	237,259	4,541,760	908,352
Add fair value of awards that were granted and vested in the reported year, as of the vesting date	—	120,844	797,789	(4,541,760)	(1,210,955)	250,001	88,981
(Subtract) fair value of awards granted in prior fiscal years that failed to meet vesting conditions in the reported year	—	(809,250)	(404,625)	—	—	—	—
Compensation actually paid (CAP)	5,885,381	503,211	3,144,237	(6,008,951)	(1,936,899)	11,764,262	4,744,960

Non-PEO NEO Average Total Compensation Amount			$ 1,187,263	$ 566,034	$ 669,455
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,144,237	(1,936,899)	4,744,960
Adjustment to Non-PEO NEO Compensation Footnote

(2)   Amounts shown in columns (c), (e), and (g) represent “compensation actually paid” or “CAP” to our each of our CEOs, as applicable, and the average CAP to our non-CEO NEOs for the corresponding year. The calculation of CAP according to SEC rules, and reconciliations to total amounts reported in the applicable summary compensation table, are shown in the table below. CAP does not necessarily represent cash or equity value transferred to an NEO without restriction, but rather is a value calculated according to SEC rules by adding or subtracting the accounting values shown below. We do not have a defined benefit plan, so no adjustment for pension benefits is included. Similarly, no dividends or other earnings have been paid on stock or on equity awards, so no adjustments are included for those items. Fair values were computed in accordance with Financial Accounting Standards Board ASC Topic 718, Stock Compensation, as of the dates indicated below.

	2025			2024		2023
(amounts in ($))	First CEO	Second CEO	Other NEOs (Average)	CEO	Other NEOs (Average)	CEO	Other NEOs (Average)
NEOs included in average	Allexandre	Sheridan	Glickman, Kinzer	Sheridan	Kinzer, Glickman	Sheridan	Kinzer, Singh
Total reported in summary compensation table	4,996,820	1,362,152	1,187,263	579,087	566,034	1,060,001	669,455
(Subtract) grant date fair value of equity awards included in summary compensation table total	(4,823,438)	(170,535)	($799,477)	—	(162,999)	(504,970)	(251,197)
Add year-end fair value of equity awards granted in the reported year that were unvested at year-end	5,712,000	—	2,265,465	—	—	—	—
Add (subtract) change in fair value of prior-year awards that did not vest during the reported year, from the end of the prior year to the end of the reported year	—	—	102,880	(2,551,250)	(1,366,237)	6,417,470	3,329,369
Add (subtract) change in fair value of prior-year awards that vested during the reported year, from the end of the prior year to the vesting date	—	—	(5,059)	504,972	237,259	4,541,760	908,352
Add fair value of awards that were granted and vested in the reported year, as of the vesting date	—	120,844	797,789	(4,541,760)	(1,210,955)	250,001	88,981
(Subtract) fair value of awards granted in prior fiscal years that failed to meet vesting conditions in the reported year	—	(809,250)	(404,625)	—	—	—	—
Compensation actually paid (CAP)	5,885,381	503,211	3,144,237	(6,008,951)	(1,936,899)	11,764,262	4,744,960

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 203.42	101.71	229.91
Net Income (Loss)			(116,953,000)	(84,599,000)	(145,433,000)
PEO Name	Mr. Allexandre	Mr. Sheridan
Gain (Loss) From Changes In Fair Value Of Earnout Liabilities			(12,400,000)	36,600,000	33,800,000
Mr. Allexandre [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,996,820	0	0
PEO Actually Paid Compensation Amount			5,885,381	0	0
Mr. Sheridan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,362,152	579,087	1,060,001
PEO Actually Paid Compensation Amount			503,211	(6,008,951)	11,764,262
PEO | Mr. Allexandre [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,823,438)
PEO | Mr. Allexandre [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,712,000
PEO | Mr. Allexandre [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Allexandre [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Allexandre [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Allexandre [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Sheridan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(170,535)		(504,970)
PEO | Mr. Sheridan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Sheridan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,551,250)	6,417,470
PEO | Mr. Sheridan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			120,844	(4,541,760)	250,001
PEO | Mr. Sheridan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				504,972	4,541,760
PEO | Mr. Sheridan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(809,250)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(799,477)	(162,999)	(251,197)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,265,465
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			102,880	(1,366,237)	3,329,369
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			797,789	(1,210,955)	88,981
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,059)	237,259	908,352
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (404,625)